CONVERTIBLE DEBENTURES (Details) - CAD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Conversions and redemptions		$ 140.0	$ 73.0
Series F Convertible Debenture
Disclosure of detailed information about financial instruments [line items]
Nominal interest rate	5.75%	5.75%
Conversion price (dollars per share)	$ 29.53	$ 29.53
Convertible debentures, beginning balance		$ 93.0	143.0
Conversions and redemptions		(93.0)	(52.0)
Repayment at maturity		(2.0)
Unwinding of discount rate		1.0	1.0
Deferred financing fee (net of amortization)		1.0	1.0
Convertible debentures, ending balance	$ 0.0	$ 0.0	$ 93.0
Repayments of debentures	$ 1.6